INTEREST INCOME, DERIVATIVES AND OTHER INVESTMENT GAINS (LOSSES) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Interest income	$ 16.1	$ 27.8
Insurance recoveries	27.3	0.6
Gains (losses) on non-hedge derivatives and warrants	16.1	12.6
Amortization of gains related to flow-through common shares	1.1	0.0
9.7% of Côté Gold pre-Commercial Production gold received by SMM	18.4	0.0
9.7% of Côté Gold expenses funded by SMM	(6.6)	0.0
Gain on sale of Pitangui and Acurui Projects	0.0	15.5
Fair value of deferred consideration from the sale of Sadiola	1.8	(4.3)
Other gains (losses)	(3.3)	1.0
Interest income, derivatives and other investment gains (losses)	$ 70.9	$ 53.2